Revenue and Cost of Sales (Details 1) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Revenue and Cost of Sales
Production costs	$ 12,368	$ 10,531	$ 25,088	$ 17,971
Write down of equipment and materials and supplies inventory	18	164	18	164
Depreciation and depletion	1,430	886	4,725	1,720
Total cost	$ 13,816	$ 11,581	$ 29,831	$ 19,855